Derivative financial instrument liabilities (Tables)	9 Months Ended
May 31, 2023
IfrsStatementLineItems [Line Items]
Schedule of derivative financial instrument liabilities

	May 31, 2023	August 31, 2022
Derivative warrant liabilities	$5,127	$6,849
Gold zero-cost collars	52	-
Total derivative financial instrument liabilities	$5,179	$6,849

Schedule of derivative warrant liabilities

Amount
As at August 31, 2022	$6,849
Change in fair value	(1,722)
As at May 31, 2023	$5,127

Schedule of assumptions fair value of derivative warrant liabilities

	May 31, 2023	August 31, 2022
Share price	$0.46	$0.48
Risk-free interest rate	3.90% - 5.31%	3.32% - 3.44%
Dividend yield	0%	0%
Expected volatility	53% - 58%	55% - 60%
Remaining term (in years)	0.2 – 3.7	0.9 – 4.4

Schedule of net income and net assets

	May 31, 2023
10% change in expected volatilities	Increase	Decrease
(Loss) income	$(974)	$989

Schedule of contracts outstanding

Quantity (ounces)	Floor Price	Ceiling Price	Expiry Date
1,800	$1,825	$2,030	June 28, 2023
1,800	$1,825	$2,030	July 27, 2023
1,800	$1,825	$2,030	August 29, 2023

Gold Zero Cost Collars [Member]
IfrsStatementLineItems [Line Items]
Schedule of derivative warrant liabilities

Amount
As at August 31, 2022	$-
Change in fair value	52
As at May 31, 2023	$52